CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net loss	$ (31,465,947)	$ (24,056,359)	$ (246,527,916)
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustments	(328,367)	2,536,356	2,431,227
Total comprehensive loss	(31,794,314)	(21,520,003)	(244,096,689)
Comprehensive loss attributable to the noncontrolling interests	388,732	88,489	118,724
Total comprehensive loss attributable to VisionChina Media Inc. shareholders	$ (31,405,582)	$ (21,431,514)	$ (243,977,965)